Stock Based Compensation - Restricted Stock Units - Unrecognized Compensation Cost (Detail) - Restricted Stock Units (RSUs) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stock Based Compensation
Unrecognized compensation cost, other than options	$ 7.6	$ 0.5
Weighted-average period (in years)	3 years 3 months 29 days	3 years 11 months 9 days